Right-of-Use Assets - Schedule of Amount Recognized in Profit and Loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amount Recognized in Profit and Loss [Abstract]
Amortization of right-of-use assets	€ 111,899	€ 50,857
Interest expense on lease liabilities	28,792	13,596
Expenses relating to lease of short-term leases	€ 120,271	€ 112,950